General and Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of general and administrative expense [text block] [Abstract]
Disclosure Of Detailed Information About General And Operating Expenses Explanatory [Table Text Block]
	Year ended December 31,
	2017	2018	2019
	NIS	NIS	NIS

Terminal equipment and materials	855	737	761
Interconnectivity and payments to domestic and international operators	805	789	757
Maintenance of buildings and sites	584	286	271
Marketing and general expenses	610	570	502
Services and maintenance by sub-contractors	260	277	270
Vehicle maintenance expenses*	156	82	71
Content services expenses	636	653	644

	3,906	3,394	3,276